Fair Value Measurements Using Significant Unobservable Inputs Level 3 (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 13, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014
Balance				$ 6,270,000
Modification of warrants, net of Inducement Shares	$ 624,016	$ 927,373		896,763
Exercises of Warrants		(75,321)	$ 0	(299,321)	$ 0
Adjustments to estimated fair value		0	$ 0	0	7,541,693
Balance						$ 6,270,000
Fair Value, Inputs, Level 3
Balance				6,270,000	$ 0	0
Issuances						10,391,693
Adjustments to estimated fair value						(4,121,693)
Balance						6,270,000
Fair Value, Inputs, Level 3 | Private Placement Financing [Member]
Balance				6,270,000
Modification of warrants, net of Inducement Shares				896,763
Exercises of Warrants				(299,321)
Adjustments to estimated fair value				(2,980,829)
Balance		$ 3,886,613		$ 3,886,613		$ 6,270,000